Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of presentation

The unaudited condensed consolidated financial statements have been prepared in accordance with the rules and regulations of the Security and Exchange Commission and accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial reporting. Certain information and footnote disclosures normally included in financial statements prepared in conformity with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these interim financial information including the condensed consolidated financial statements and footnotes thereto should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2020 included in the Company’s Form 20-F filed with the SEC on April 30, 2021.

In the opinion of the management, the accompanying unaudited condensed consolidated financial statements reflect all normal recurring adjustments, which are necessary for a fair presentation of financial results for the interim periods presented. The Company believes that the disclosures are adequate to make the information presented not misleading. The accompanying unaudited condensed consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Company’s consolidated financial statements for the year ended December 31, 2020. The results of operations for the six months ended June 30, 2021 are not necessarily indicative of the results for the year ending December 31, 2021 or any future periods.

(b)	Accounts receivable

Accounts receivable are recorded at the gross amount less an allowance for any uncollectible accounts and do not bear interest. The Company provides customers with credit term ranging between one to six months, depending on credit assessment of customers. Management reviews the adequacy of the allowance for doubtful accounts on an ongoing basis, using historical collection trends and aging of receivables. Management also periodically evaluates individual customer’s financial condition, credit history and the current economic conditions to make adjustments in the allowance when necessary. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. During the six months ended June 30, 2021 and 2020, the Company wrote off $323,524 and $209,751 against accounts receivable as the Company evaluated it is remote to collect the balance. As of June 30, 2021 and December 31, 2020, there were no allowances for doubtful accounts balances for accounts receivable.

(c)	Revenue recognition

The Company adopted ASC 606, Revenue from Contracts with Customers (“ASC 606”) on January 1, 2017.

In accordance with ASC 606, revenues are recognized when control of the promised services is transferred to customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services.

The Company identified each distinct service, or each series of distinct services that are substantially the same and that have the same pattern of transfer to the customer, as a performance obligation. Transaction price is allocated among different performance obligations identified in one contract, by using expected cost plus margin approach, if the standalone selling price of each performance obligation is not observable.

The Company identified each distinct service, or each series of distinct services that are substantially the same and that have the same pattern of transfer to the customer, as a performance obligation. Transaction price is allocated among different performance obligations identified in one contract, by using expected cost plus margin approach, if the standalone selling price of each performance obligation is not observable.

Advances from customers consists of payments received related to unsatisfied performance obligations at the end of the period.

The Company applied a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. The Company has no material incremental costs for obtaining contracts with customers that the Company expects the benefit of those costs to be longer than one year.

Medical training and education services

VIE designs and provides medical training and education courses in both online and offline formats to physicians and allied healthcare professionals (the “training and education services”). The Company identifies a single performance obligation from contracts. The Company recognizes revenue at the point of provision of services. Payments received in advance from customers are recorded as “advance from customers” in the consolidated balance sheets. Advance from customers is recognized as revenue when VIE delivers the courses to its customers. Such advance payment received are non-refundable. In cases where fees are collected after the sales, revenue and accounts receivable are recognized upon delivery of medical training and education courses to VIE. The fees are fixed and determinable at the inception of the services.

Offline medical training and education services courses – though customers can benefit from each service commitment, including design, production and presentation of medical courses, together with other readily available resources. The promises in the contracts with customers is integration of all of these service commitments. The Company concludes that these service commitments are highly dependent with each other, in the context of the contract term. Thus, these service commitments are not distinct from each other, and the Company combines all service commitments performed as a single performance obligation. In cases where VIE engages third party experts to provide presentation in medical courses, as the Company determines the contents and the participants, VIE has the ability to direct these experts to provide medical training services for VIE. Therefore, VIE is primarily responsible for fulfilling the promise to provide the medial courses and has the discretion in establishing the transaction price. VIE is a principal in the provision of services and recognizes revenues on a gross basis.

Online medical training and education services courses – the promises in the contracts with customers consist of provision of online courses and presentation of the courses online for users to access for a period of time. The performance obligation of presentation of the courses online for users for a period of time is immaterial in the context of the contract because presentation of each course incurred no significant additional cost, nor will it occupy any significant resources of VIE, except for little digital space on VIE’s server, which is inconsequential. Therefore, the Company combines all service commitments performed as a single performance obligation.

Assistance in operation of patient-aid projects

VIE is engaged by NFPs to assist in the operation of patient-aid projects with a purpose to facilitate qualified patients to obtain free drug treatment from NFPs. VIE is responsible to provide doctors with access to training courses or training materials in connection with the drug treatment, review the completeness of application documents from patients, and other ad-hoc works (such programs with these plug-in features are hereinafter referred as the “patient-aid projects”). The arrangements are structured as fixed price contracts. The price is determined as stated in contracts and does not include any variable consideration. The Company identifies a single performance obligation from contracts and recognizes revenue over a period of time during which VIE provides the assistance to the NFPs till the earlier of the expiration of contract period or the free drugs are completely delivered. The Company uses an input-based method to measure the progress, by reference to the cost incurred in performing the obligation.

The fees are fixed at the inception of the services and are collected either in advance or after the services are provided.

Other consulting services

VIE also provides consulting services to its customers, including drafting research papers and providing other academic supports. The consulting services are accounted for as a single performance obligation and was recognized as revenue when VIE delivers services to the customers. Fees are generally collected after provision of services. For the six months ended June 30, 2021 and 2020, the Company generated minimal amount from other consulting services.

(d)	Cost of revenues

Cost of revenues was comprised of direct related costs incurred for preparation of online medical training courses and offline education seminars and patient-aid projects, including expenses of travelling and accommodation, seminar site-rental, video production and backdrop production, professional service fees charged by experts who provide online and offline seminars, salary and welfare expenses incurred by the key members of the editorial, design and production team, and labor cost for patient-aid projects. The travelling and accommodation expenses, including but not limited to the air-ticket expenses and hotel accommodation expenses, represented the costs arising from lecturers’ attendance and participation of the offline seminars. Other media expenses were incurred by VIE’s medical department for videos production, live streaming of the offline seminars, and materials collection to create online courses. These travelling, accommodation and media expenses are well budgeted before any agreements entered into by VIE and the customers. Therefore, such expenses are well covered by the customers under those agreements. VIE is not reimbursed by the customers separately.

(e)	Earnings per share

Basic earnings per ordinary share is computed by dividing net earnings attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings per share is computed by dividing net income attributable to ordinary shareholders by the sum of the weighted average number of ordinary share outstanding and of potential ordinary share (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary share that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted earnings per share. Potential ordinary share that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted earnings per share. For the six months ended June 30, 2021 and 2020, the Company had no dilutive shares.

(f)	Share-based compensation

Share-based awards granted to the Company’s employees and one non-employee are measured at fair value on grant date and measurement date, respectively, and share-based compensation expense is recognized (i) immediately at the grant date if no vesting conditions are required, or (ii) using the accelerated attribution method, net of estimated forfeitures, over the requisite service period. The fair value of restricted shares is determined with reference to the fair value of the underlying shares.

At each date of measurement, the Company reviews internal and external sources of information to assist in the estimation of various attributes to determine the fair value of the share-based awards granted by the Company, including but not limited to the fair value of the equity value of the Company (Note 11), expected life, expected volatility and expected forfeiture rates.

(g)	Significant risks and uncertainties

1)	Credit risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents. The maximum exposure of such assets to credit risk is their carrying amount as at the balance sheet dates. As of June 30, 2021, the Company held cash and cash equivalents of $12,664,392, of which $7,565,882 were deposited in financial institutions located in Mainland China, and each bank accounts is insured by the government authority with the maximum limit of RMB 500,000 (equivalent to approximately $77,400). As of June 30, 2021, the Company held cash and cash equivalents of $4,301,393 deposited in the banks located in Hong Kong and Cayman Islands, which are not insured by Federal Deposit Insurance Corporation (“FDIC”) insurance or other insurance, and held cash and cash equivalents of $797,117 deposited in the banks located in the U.S. which are insured by FDIC up to $250,000. To limit exposure to credit risk relating to deposits, the Company primarily place cash and cash equivalent deposits with large financial institutions in China which management believes are of high credit quality and also continually monitors their worthiness.

VIE’s operations are carried out in China. Accordingly, VIE’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC as well as by the general state of the PRC’s economy. In addition, VIE’s business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, rates and methods of taxation among other factors.